N-4	Apr. 08, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
Entity Central Index Key	0001298892
Entity Investment Company Type	N-4
Document Period End Date	Apr. 08, 2026
Amendment Flag	false
Unallocated Group Variable Annuity
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Fees, Expenses, and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If You withdraw money during the first 5Contract Years(or the first 8
Contract Years if the Contract was issued before May 24, 2005), You may be assessed a surrender charge of up to 5%, as a percentage of the amount withdrawn.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $5,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Fee Table and Examples Charges and Deductions – Surrender Charge
Are There Transaction Charges?
Yes. In addition to charges for early withdrawals, You may also be charged for other transactions. There may be taxes on Purchase Payments.
Transfer Fee. Currently, We do not charge for transfers. However, We reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges and Deductions
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the investment options You choose. Please refer to Your
Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Fee Table and Examples Charges and Deductions Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.53%	1.53%
	Portfolio Company fees and expenses[2]	0.27%	1.37%
	1 As a percentage of average daily net assets of the Separate Account. [2] As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost $1,642	Highest Annual Cost $2,542
	Assumes:	Assumes:
	●Investment of $100,000 ●5% annual appreciation ●Least expensive Portfolio Company fees and expenses ●No additional Purchase Payments, transfers, loans, or withdrawals ●No surrender charges	●Investment of $100,000 ●5% annual appreciation ●Most expensive Portfolio Company fees and expenses ●No additional Purchase Payments, transfers, loans, or withdrawals ●No surrender charges

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. If You withdraw money during the first 5Contract Years(or the first 8
Contract Years if the Contract was issued before May 24, 2005), You may be assessed a surrender charge of up to 5%, as a percentage of the amount withdrawn.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $5,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Fee Table and Examples Charges and Deductions – Surrender Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to charges for early withdrawals, You may also be charged for other transactions. There may be taxes on Purchase Payments.
Transfer Fee. Currently, We do not charge for transfers. However, We reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges and Deductions

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the investment options You choose. Please refer to Your
Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Fee Table and Examples Charges and Deductions Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.53%	1.53%
	Portfolio Company fees and expenses[2]	0.27%	1.37%
	1 As a percentage of average daily net assets of the Separate Account. [2] As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost $1,642	Highest Annual Cost $2,542
	Assumes:	Assumes:
	●Investment of $100,000 ●5% annual appreciation ●Least expensive Portfolio Company fees and expenses ●No additional Purchase Payments, transfers, loans, or withdrawals ●No surrender charges	●Investment of $100,000 ●5% annual appreciation ●Most expensive Portfolio Company fees and expenses ●No additional Purchase Payments, transfers, loans, or withdrawals ●No surrender charges

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.53%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.53%
Investment Options (of Other Amount) Minimum [Percent]	0.27%
Investment Options (of Other Amount) Maximum [Percent]	1.37%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average daily net assets of the Separate Account.
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.
Lowest Annual Cost [Dollars]	$ 1,642
Highest Annual Cost [Dollars]	$ 2,542
Risks [Table Text Block]
	Risks	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?
●No.
●This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
●Amounts withdrawn from the Contract may result in surrender charges, taxes and tax penalties. Surrender charges may apply for the first 5 years of the Contract(or 8 years for Contracts issued before May 24, 2005).
Surrender charges will reduce the value of Your Contract if You withdraw money during that time period. Withdrawals could significantly reduce the value of Your Contract, the death benefit, the amount available for loans (if available under Your Plan), and other Contract benefits. The reduction may be more than the amount withdrawn.
●The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract(e.g.,Underlying Funds).
●Each investment option, including the Fixed Account, has its own unique risks.
●You should review the prospectuses for the available Underlying Funds and the prospectus disclosure for the Fixed Account before making an investment decision.
Principal Risks of Investing in the Contract
What Are the Risks Related to the Insurance Company?
An investment in Contract is subject to the risks related to Us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about
Brighthouse Life Insurance Company, including Our financial strength ratings, is available by contacting Us at (888) 243-1968.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes.●Currently, We allow unlimited transfers without charge among investment options during the Accumulation Period. However, We reserve the right to limit transfer or impose a charge for transfers in excess of 12 per year.●We reserve the right to limit the number of transfers in circumstances of frequent or large transfers.●We reserve the right to limit transfers from the Fixed Account in any calendar year to 20% of the Contract Value in the Fixed Account as of the end of the preceding Contract Year.●We reserve the right to remove or substitute the Underlying Funds that are available as investment options under Contract.●If You participate through a retirement Plan, your Plan may limit your Funding Options.
Key Information, Benefit Restrictions [Text Block]	Yes.●You must select a specific Annuity option to exercise the Variable Liquidity Benefit during the Annuity Period.●Withdrawals will reduce the value of the death benefit, perhaps significantly.●We may stop offering this optional benefit at any time for new sales.●Except as otherwise provided, Contract benefits may not be modified or terminated by us.●The availability of benefits may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the benefits available to You.
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If You purchase the Contract through a tax-qualified plan or individual retirement account, You do not get any additional tax benefit.●You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if You take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Investment professionals may receive compensation for selling this Contract in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence an investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If You already own an insurance contract, some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange a contract You already own if You determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for You to purchase the new contract rather than continue to own Your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table and Examples
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering, or making withdrawals from an investment option or from the Contract. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have selected. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, make withdrawals from an investment option or from the Contract, or transfer Contract Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.Transaction Expenses
Surrender Charge(1), (2)	5%
(as a percentage of amount surrendered)
(1)For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the end of the 5thContract Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first five years. Starting at year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:
Contract Year		Surrender Charge
Greater than or Equal to	But less than
0 years	1 years	5%
1 years	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5 + years		0%
(2)For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8thContract Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first eight years. Starting at year nine, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:
Contract Year		Surrender Charge
Greater than or Equal to	But less than
0 years	2 years	5%
2 years	4 years	4%
4 years	6 years	3%
6 years	8 years	2%
8 + years		0%
The next tables describe the fees and expenses that You will pay each year during the time that You own the Contract, not including Underlying Fund fees and expenses. Expenses shown may change over time and may be higher or lower in the future. Annual Contract Expenses
Base Contract Charge(1)
(as a percentage of the average daily net assets of the Separate Account)
Aggregate Contract Assets	Base Contract Charge
$0 — $499,999.99	1.50%
$500,000 — $999,999.99	1.30%
$1,000,000 — $1,999,999.99	1.20%
$2,000,000 — $2,999,999.99	1.10%
$3,000,000 — $3,999,999.99	1.00%
$4,000,000 and over	0.85%
(1)We call this the “daily asset charge” or "mortality and expense risk charge" in Your Contract as well as in other places in the prospectus. We will waive a portion of this charge in connection with investments in certain Subaccounts. See the “Charges and Deductions” section of the prospectus under the sub-heading "Mortality and Expense Risk Charge”.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that You may pay periodically during the time that You own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A.Annual Underlying Fund Expenses
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	1.37%

Transaction Expenses [Table Text Block]	Transaction Expenses
Surrender Charge(1), (2)	5%
(as a percentage of amount surrendered)
(1)For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the end of the 5thContract Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first five years. Starting at year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:
Contract Year		Surrender Charge
Greater than or Equal to	But less than
0 years	1 years	5%
1 years	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5 + years		0%
(2)For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8thContract Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first eight years. Starting at year nine, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:
Contract Year		Surrender Charge
Greater than or Equal to	But less than
0 years	2 years	5%
2 years	4 years	4%
4 years	6 years	3%
6 years	8 years	2%
8 + years		0%

Deferred Sales Load (of Amount Surrendered), Current [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the end of the 5thContract Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first five years. Starting at year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:
Contract Year		Surrender Charge
Greater than or Equal to	But less than
0 years	1 years	5%
1 years	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5 + years		0%
(2)For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8thContract Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first eight years. Starting at year nine, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:
Contract Year		Surrender Charge
Greater than or Equal to	But less than
0 years	2 years	5%
2 years	4 years	4%
4 years	6 years	3%
6 years	8 years	2%
8 + years		0%
The next tables describe the fees and expenses that You will pay each year during the time that You own the Contract, not including Underlying Fund fees and expenses. Expenses shown may change over time and may be higher or lower in the future. Annual Contract Expenses
Base Contract Charge(1)
(as a percentage of the average daily net assets of the Separate Account)
Aggregate Contract Assets	Base Contract Charge
$0 — $499,999.99	1.50%
$500,000 — $999,999.99	1.30%
$1,000,000 — $1,999,999.99	1.20%
$2,000,000 — $2,999,999.99	1.10%
$3,000,000 — $3,999,999.99	1.00%
$4,000,000 and over	0.85%
(1)We call this the “daily asset charge” or "mortality and expense risk charge" in Your Contract as well as in other places in the prospectus. We will waive a portion of this charge in connection with investments in certain Subaccounts. See the “Charges and Deductions” section of the prospectus under the sub-heading "Mortality and Expense Risk Charge”.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that You may pay periodically during the time that You own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A.Annual Underlying Fund Expenses
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	1.37%
Example These examples are intended to help You compare the cost of investing in the variable options (the Funding Options) under the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Underlying Fund Expenses. These examples assume that You invest $100,000 in the Funding Options under the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples also assume that the Contract is owned during the Accumulation Period and that You have allocated all of Your Contract Value to either the Underlying Fund with the Maximum Total Annual Underlying Fund Expenses or the Underlying Fund with the Minimum Total Annual Underlying Fund Expenses. Your costs could differ from those shown below if you invest in the Fixed Account. Although Your actual costs may be higher or lower, based on these assumptions Your cost would be:For Contracts issued on or after May 24, 2005:
	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses	$7,870	$11,796	$14,976	$31,617	$2,870	$8,796	$14,976	$31,617
Underlying Fund with Minimum Total Annual Operating Expenses	$6,770	$8,484	$9,442	$20,510	$1,770	$5,484	$9,442	$20,510
For Contracts issued before May 24, 2005:
	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses	$7,870	$12,796	$17,976	$31,617	$2,870	$8,796	$14,976	$31,617
Underlying Fund with Minimum Total Annual Operating Expenses	$6,770	$9,484	$12,442	$20,510	$1,770	$5,484	$9,442	$20,510

Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Base Contract Charge(1)
(as a percentage of the average daily net assets of the Separate Account)
Aggregate Contract Assets	Base Contract Charge
$0 — $499,999.99	1.50%
$500,000 — $999,999.99	1.30%
$1,000,000 — $1,999,999.99	1.20%
$2,000,000 — $2,999,999.99	1.10%
$3,000,000 — $3,999,999.99	1.00%
$4,000,000 and over	0.85%
(1)We call this the “daily asset charge” or "mortality and expense risk charge" in Your Contract as well as in other places in the prospectus. We will waive a portion of this charge in connection with investments in certain Subaccounts. See the “Charges and Deductions” section of the prospectus under the sub-heading "Mortality and Expense Risk Charge”.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.50%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.85%
Base Contract Expense, Footnotes [Text Block]	We call this the “daily asset charge” or "mortality and expense risk charge" in Your Contract as well as in other places in the prospectus. We will waive a portion of this charge in connection with investments in certain Subaccounts. See the “Charges and Deductions” section of the prospectus under the sub-heading "Mortality and Expense Risk Charge”.
Offered Starting [Date]	May 24, 2005
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	1.37%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.27%
Portfolio Company Expenses Maximum [Percent]	1.37%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,870
Surrender Expense, 1 Year, Minimum [Dollars]	6,770
Surrender Expense, 3 Years, Maximum [Dollars]	11,796
Surrender Expense, 3 Years, Minimum [Dollars]	8,484
Surrender Expense, 5 Years, Maximum [Dollars]	14,976
Surrender Expense, 5 Years, Minimum [Dollars]	9,442
Surrender Expense, 10 Years, Maximum [Dollars]	31,617
Surrender Expense, 10 Years, Minimum [Dollars]	20,510
Annuitized Expense, 1 Year, Maximum [Dollars]	2,870
Annuitized Expense, 1 Year, Minimum [Dollars]	1,770
Annuitized Expense, 3 Years, Maximum [Dollars]	8,796
Annuitized Expense, 3 Years, Minimum [Dollars]	5,484
Annuitized Expense, 5 Years, Maximum [Dollars]	14,976
Annuitized Expense, 5 Years, Minimum [Dollars]	9,442
Annuitized Expense, 10 Years, Maximum [Dollars]	31,617
Annuitized Expense, 10 Years, Minimum [Dollars]	20,510
No Surrender Expense, 1 Year, Maximum [Dollars]	2,870
No Surrender Expense, 1 Year, Minimum [Dollars]	1,770
No Surrender Expense, 3 Years, Maximum [Dollars]	8,796
No Surrender Expense, 3 Years, Minimum [Dollars]	5,484
No Surrender Expense, 5 Years, Maximum [Dollars]	14,976
No Surrender Expense, 5 Years, Minimum [Dollars]	9,442
No Surrender Expense, 10 Years, Maximum [Dollars]	31,617
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 20,510
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if You plan to withdraw money or surrender the Contract for short-term needs, it may not be the right Contract for You. A charge may be assessed on withdrawals and surrenders in addition to taxes and penalties and these deductions could be substantial. Please discuss Your insurance needs and financial objectives with Your financial representative. Investment Risk. You bear the risk of any decline in the value of Your Contract resulting from the performance of the Funding Options You have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Funding Option’s Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds. Funding Option Availability Risk. We reserve the right, subject to compliance with the law, to substitute investment alternatives under the Contract. Fixed Account Allocation and Transfer Risk. Allocations and transfers to and from the Fixed Account may subject to significant limitations. Where permitted by state law, We reserve the right under the Contract (with 30 days advance written notice) to restrict Purchase Payments into the Fixed Account or transfers from the Funding Options into the Fixed Account whenever the credited interest rate is equal to the minimum guaranteed interest rate specified in Your Contract. Additionally, We reserve the right to limit transfers from the Fixed Account to an amount of up to 10% of the Contract Value in the Fixed Account on the semiannual Contract Date anniversary. You should consider how significant the ability to make allocations to or transfers to and from the Fixed Account is for Your long term investment Plans, because the Fixed Account may not be available at all times or may have significant restrictions. Contract Benefits Risk. Withdrawals could significantly reduce the value of your Contract, the death benefit, and Contract benefits. The reduction may be more than the amount withdrawn. Specifically, withdrawals may reduce the value of the death benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit. You should consider the impact that a withdrawal may have on standard and optional Contract benefits. Insurance Company Risk. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations and guarantees and benefits that exceed the assets in the Separate Account that We promise. Likewise, Our experiencing financial difficulty could impair Our ability to fulfill Our obligations under the Fixed Account offered under this Contract. Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59 ½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains. Plan Terms Risk. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights, choices, or Contract features, as described in this prospectus, are subject to the Plan’s terms. For example, limitations on Your rights may apply to investment options, Purchase Payments, withdrawals, transfers, Plan loans, the death benefit and Annuity options, and the availability of Contract benefits. We may rely on Your employer’s or the Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer’s retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. An involuntary distribution to You from Your Plan may be subject to withdrawal charges under the Contract. Cybersecurity and Certain Business Continuity Risks. Our variable product business is largely conducted through complex information technology and communications systems operated by Us and Our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable contracts). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in Our systems and the systems of third party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, politically or financially motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence technologies (“AI”) may intensify Our cybersecurity risks, including the deployment of artificial intelligence technologies by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade Our operations and compromise Our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits Our ability, as well as that of Our service providers and business partners, to plan for or respond to, an attack. A failure of Our computer systems could cause significant interruptions in Our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect Our business and ability to administer the Contracts. Unanticipated problems with, or failures of, Our disaster recovery systems and business continuity plans could also have a material, negative impact on Our ability to conduct business and on Our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority. Disruptions or failures to Our operations, systems, and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack, and unanticipated problems with Our or Our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect Our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to Our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect Our business. Such events could also interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risks and operations failures, there can be no assurance that We or Our third party service providers or the Underlying Funds will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting Your Contract in the future.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Death Benefit	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period	Standard	No Charge
●Amount payable
depends on multiple
factors, such as type of
Contract, age at time of
death, Contract Value,
total Purchase Payments,
and prior withdrawals
●Withdrawals may
significantly reduce the
benefit
●Not available under all
Contracts

Variable Liquidity Benefit	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments	Optional	5% upon exercise (as a percentage of the amount withdrawn)	●Only offered in connection with a specific Annuity option that includes payments for a fixed period ●Withdrawals may significantly reduce or eliminate remaining Annuity Payments
Each of these benefits are discussed more fully, as follows: the Death Benefit is discussed in the prospectus section entitled “Death Benefit” and the Variable Liquidity Benefit is discussed in the prospectus section entitled “The Annuity Period.” The availability of benefits may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the benefits available to You.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Death Benefit	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period	Standard	No Charge
●Amount payable
depends on multiple
factors, such as type of
Contract, age at time of
death, Contract Value,
total Purchase Payments,
and prior withdrawals
●Withdrawals may
significantly reduce the
benefit
●Not available under all
Contracts

Variable Liquidity Benefit	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments	Optional	5% upon exercise (as a percentage of the amount withdrawn)	●Only offered in connection with a specific Annuity option that includes payments for a fixed period ●Withdrawals may significantly reduce or eliminate remaining Annuity Payments

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A
Investment Options Available Under the Contract The following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/PUFT/BHF122. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Availability of Underlying Funds may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the Underlying Funds available to You. The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.65%	21.62%	8.23%	12.17%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.63%	9.15%	4.94%	6.62%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.96%	17.06%	8.63%	10.70%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	1.03%	-3.21%	6.43%	8.07%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	15.74%	12.14%	13.45%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.66%	7.11%	4.30%	4.22%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	33.17%	6.72%	7.01%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	17.31%	15.15%	11.83%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.73%	15.71%	7.40%	11.12%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	15.21%	15.06%	14.19%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.83%	8.90%	-0.07%	2.30%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	12.05%	10.28%	10.09%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	12.16%	10.39%	10.20%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	2.29%	9.62%	9.58%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	13.19%	11.07%	15.80%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.52%	3.99%	2.93%	1.95%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.93%	9.25%	2.06%	3.97%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	11.50%	3.84%	5.69%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.77%	5.55%	7.47%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.93%	15.63%	7.18%	9.22%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.79%	5.08%	3.68%	10.04%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.79%	13.72%	10.01%	16.41%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	10.89%	6.20%	7.44%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.81%	15.45%	9.37%	14.10%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	10.00%	5.48%	10.60%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.57%	9.07%	1.42%	4.03%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.50%	7.07%	0.59%	1.82%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.79%	21.24%	15.08%	15.49%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.80%	11.49%	9.83%	10.31%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund — Class 2 Franklin Advisers, Inc.	1.09%	2.52%	1.03%	9.89%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund — Class 2^^ Templeton Asset Management Ltd. Subadviser: Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Seeks capital appreciation.	ClearBridge Small Cap Fund — Class A# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.07%	12.73%	4.22%	6.14%
Seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.	Western Asset Corporate Bond Fund — Class A Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Pte. Ltd.; Western Asset Management Company Ltd.	0.90%	4.06%	-1.32%	2.84%
Seeks capital appreciation.	ClearBridge Variable Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.87%	13.32%	5.24%	7.47%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Pte. Ltd.	0.81%	9.96%	2.56%	5.33%
Seeks long-term capital appreciation.	LVIP ClearBridge Appreciation Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.70%	14.50%	12.72%	13.34%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	LVIP ClearBridge Dividend Strategy Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.75%	12.62%	11.86%	12.46%
Seeks long-term growth of capital.	LVIP ClearBridge Large Cap Growth Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	LVIP ClearBridge Large Cap Value Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	10.20%	10.11%	10.01%
#Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.‡This Underlying Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee. ††Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing. ^^Until May 1, 2026, the name of this Underlying Fund is Templeton Developing Markets VIP Fund.The following lists the Fixed Account option currently available under the Contract. We may change the features of the Fixed Account listed below, offer new Fixed Account investment options, and terminate existing Fixed Account investment options. We will provide You with written notice before doing so. Availability of the Fixed Account may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the investment options available to You.
Name	Term (Guarantee Period)	Guaranteed Minimum Interest Rate
Fixed Account	12 months	1%

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/PUFT/BHF122. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Availability of Underlying Funds may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the Underlying Funds available to You. The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.65%	21.62%	8.23%	12.17%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.63%	9.15%	4.94%	6.62%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.96%	17.06%	8.63%	10.70%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	1.03%	-3.21%	6.43%	8.07%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	15.74%	12.14%	13.45%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.66%	7.11%	4.30%	4.22%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	33.17%	6.72%	7.01%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	17.31%	15.15%	11.83%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.73%	15.71%	7.40%	11.12%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	15.21%	15.06%	14.19%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.83%	8.90%	-0.07%	2.30%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	12.05%	10.28%	10.09%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	12.16%	10.39%	10.20%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	2.29%	9.62%	9.58%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	13.19%	11.07%	15.80%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.52%	3.99%	2.93%	1.95%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.93%	9.25%	2.06%	3.97%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	11.50%	3.84%	5.69%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.77%	5.55%	7.47%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.93%	15.63%	7.18%	9.22%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.79%	5.08%	3.68%	10.04%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.79%	13.72%	10.01%	16.41%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	10.89%	6.20%	7.44%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.81%	15.45%	9.37%	14.10%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	10.00%	5.48%	10.60%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.57%	9.07%	1.42%	4.03%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.50%	7.07%	0.59%	1.82%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.79%	21.24%	15.08%	15.49%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.80%	11.49%	9.83%	10.31%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund — Class 2 Franklin Advisers, Inc.	1.09%	2.52%	1.03%	9.89%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund — Class 2^^ Templeton Asset Management Ltd. Subadviser: Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Seeks capital appreciation.	ClearBridge Small Cap Fund — Class A# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.07%	12.73%	4.22%	6.14%
Seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.	Western Asset Corporate Bond Fund — Class A Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Pte. Ltd.; Western Asset Management Company Ltd.	0.90%	4.06%	-1.32%	2.84%
Seeks capital appreciation.	ClearBridge Variable Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.87%	13.32%	5.24%	7.47%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Pte. Ltd.	0.81%	9.96%	2.56%	5.33%
Seeks long-term capital appreciation.	LVIP ClearBridge Appreciation Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.70%	14.50%	12.72%	13.34%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	LVIP ClearBridge Dividend Strategy Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.75%	12.62%	11.86%	12.46%
Seeks long-term growth of capital.	LVIP ClearBridge Large Cap Growth Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	LVIP ClearBridge Large Cap Value Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	10.20%	10.11%	10.01%

Temporary Fee Reductions, Current Expenses [Text Block]	Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following lists the Fixed Account option currently available under the Contract. We may change the features of the Fixed Account listed below, offer new Fixed Account investment options, and terminate existing Fixed Account investment options. We will provide You with written notice before doing so. Availability of the Fixed Account may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the investment options available to You.
Fixed Options Available [Table Text Block]
Name	Term (Guarantee Period)	Guaranteed Minimum Interest Rate
Fixed Account	12 months	1%

Unallocated Group Variable Annuity | American Funds Global Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Global Growth Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	21.62%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	12.17%
Unallocated Group Variable Annuity | American Funds Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	American Funds Growth Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
Unallocated Group Variable Annuity | American Funds Growth-Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
Unallocated Group Variable Annuity | BlackRock High Yield Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with income generation and prudent investment management.
Portfolio Company Name [Text Block]	BlackRock High Yield Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Unallocated Group Variable Annuity | Brighthouse Asset Allocation 100 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	10.70%
Unallocated Group Variable Annuity | Brighthouse Small Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse Small Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(3.21%)
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Unallocated Group Variable Annuity | BrighthouseWellington Large Cap Research Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	13.45%
Unallocated Group Variable Annuity | CBRE Global Real Estate Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	7.11%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Unallocated Group Variable Annuity | Harris Oakmark International Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	33.17%
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	7.01%
Unallocated Group Variable Annuity | Invesco Comstock Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	Invesco Comstock Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	17.31%
Average Annual Total Returns, 5 Years [Percent]	15.15%
Average Annual Total Returns, 10 Years [Percent]	11.83%
Unallocated Group Variable Annuity | Invesco Global Equity Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	15.71%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Unallocated Group Variable Annuity | Loomis Sayles Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.21%
Average Annual Total Returns, 5 Years [Percent]	15.06%
Average Annual Total Returns, 10 Years [Percent]	14.19%
Unallocated Group Variable Annuity | PIMCO Total Return Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	2.30%
Unallocated Group Variable Annuity | T. Rowe Price Large Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	10.09%
Unallocated Group Variable Annuity | T. Rowe Price Large Cap Value Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Unallocated Group Variable Annuity | Victory Sycamore Mid Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return by investing in equity securities of mid-sized companies.
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.29%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Unallocated Group Variable Annuity | BlackRock Bond Income Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a competitive total return primarily from investing in fixed-income securities.
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	2.38%
Unallocated Group Variable Annuity | BlackRock Capital Appreciation Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	11.07%
Average Annual Total Returns, 10 Years [Percent]	15.80%
Unallocated Group Variable Annuity | BlackRock Ultra-Short Term Bond Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	BlackRock Ultra-Short Term Bond Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	3.99%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	1.95%
Unallocated Group Variable Annuity | Brighthouse Asset Allocation 20 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income, with growth of capital as a secondary objective.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Unallocated Group Variable Annuity | Brighthouse Asset Allocation 40 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Unallocated Group Variable Annuity | Brighthouse Asset Allocation 60 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.77%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.47%
Unallocated Group Variable Annuity | Brighthouse Asset Allocation 80 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.63%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Unallocated Group Variable Annuity | Brighthouse Wellington Core Equity Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	10.73%
Unallocated Group Variable Annuity | Frontier Mid Cap Growth Portfolio - Class D
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum capital appreciation.
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio — Class D
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	5.08%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	10.04%
Unallocated Group Variable Annuity | Jennison Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Jennison Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	16.41%
Unallocated Group Variable Annuity | MetLife Aggregate Bond Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
Unallocated Group Variable Annuity | MetLife MSCI EAFE® Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the MSCI EAFE® Index.
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	31.02%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Unallocated Group Variable Annuity | MetLife Russell 2000® Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Russell 2000® Index.
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Unallocated Group Variable Annuity | MetLife Stock Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.59%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	14.53%
Unallocated Group Variable Annuity | MFS® Total Return Portfolio - Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a favorable total return through investment in a diversified portfolio.
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio — Class F
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	6.20%
Average Annual Total Returns, 10 Years [Percent]	7.44%
Unallocated Group Variable Annuity | MFS® Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Value Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.27%
Unallocated Group Variable Annuity | Neuberger Berman Genesis Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return, consisting principally of capital appreciation.
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(4.57%)
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Unallocated Group Variable Annuity | T. Rowe Price Large Cap Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Unallocated Group Variable Annuity | T. Rowe Price Small Cap Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Unallocated Group Variable Annuity | Western Asset Management Strategic Bond Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital.
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Unallocated Group Variable Annuity | Western Asset Management U.S. Government Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	1.82%
Unallocated Group Variable Annuity | Contrafund Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Contrafund® Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Unallocated Group Variable Annuity | Mid Cap Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Mid Cap Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Unallocated Group Variable Annuity | Franklin Small-Mid Cap Growth VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	2.52%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Unallocated Group Variable Annuity | Templeton Emerging Markets VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Templeton Emerging Markets VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Unallocated Group Variable Annuity | Templeton Foreign VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	29.19%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Unallocated Group Variable Annuity | Janus Henderson Enterprise Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
Unallocated Group Variable Annuity | ClearBridge Small Cap Fund Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	ClearBridge Small Cap Fund — Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Unallocated Group Variable Annuity | Western Asset Corporate Bond Fund Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.
Portfolio Company Name [Text Block]	Western Asset Corporate Bond Fund — Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Pte. Ltd.; Western Asset Management Company Ltd.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	4.06%
Average Annual Total Returns, 5 Years [Percent]	(1.32%)
Average Annual Total Returns, 10 Years [Percent]	2.84%
Unallocated Group Variable Annuity | ClearBridge Variable Growth Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	ClearBridge Variable Growth Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	7.47%
Unallocated Group Variable Annuity | ClearBridge Variable Small Cap Growth Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
Unallocated Group Variable Annuity | Western Asset Variable Global High Yield Bond Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.96%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	5.33%
Unallocated Group Variable Annuity | LVIP ClearBridge Appreciation Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP ClearBridge Appreciation Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	13.34%
Unallocated Group Variable Annuity | LVIP ClearBridge Dividend Strategy Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks dividend income, growth of dividend income and long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP ClearBridge Dividend Strategy Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Unallocated Group Variable Annuity | LVIP ClearBridge Large Cap Growth Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	LVIP ClearBridge Large Cap Growth Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%
Unallocated Group Variable Annuity | LVIP ClearBridge Large Cap Value Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.
Portfolio Company Name [Text Block]	LVIP ClearBridge Large Cap Value Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.01%
Unallocated Group Variable Annuity | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load, Footnotes [Text Block]	For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8thContract Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first eight years. Starting at year nine, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:
Contract Year		Surrender Charge
Greater than or Equal to	But less than
0 years	2 years	5%
2 years	4 years	4%
4 years	6 years	3%
6 years	8 years	2%
8 + years		0%

Offered Ending [Date]	May 24, 2005
Unallocated Group Variable Annuity | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit
Death Benefits Prior to the Maturity Date Death Benefits may not be available in all jurisdictions. If provided by the Contract, in the event the Participant dies before the selected Maturity Date or the Participant’s attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the amount attributable to the Participant or (b) the total Purchase Payments made under the Contract attributable to that Participant, less any applicable Premium Tax and prior surrenders not previously deducted (including any applicable surrender charge) and any outstanding loan balance as of the Death Report Date. The death benefit amount is determined in the same manner as with an allocated Contract, subject to the Plan providing the Company with required information about Participant contributions, withdrawals, outstanding loan amounts, and any other required information. If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order. We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the Contract. The death benefit may be taken by the Beneficiary in one of three ways: 1) in one sum (including either by check; by placing the amount in an account that earns interest or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds or under any other settlement options that We may make available), in which case payment will be made within seven days of Our receipt of Due Proof of Death and instructions for payment in Good Order, unless subject to postponement as explained below; 2) within five years of the Participant’s date of death; or 3) subject to applicable tax rules, applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two. See “Federal Tax Considerations” for information about federal tax law distribution requirements that apply upon the Participant’s death. If We are notified of the Participant’s Death before any requested transaction is completed, We will cancel the request. As described above, the death benefit will be determined when We receive both Due Proof of Death and instructions for payment in Good Order.
Unallocated Group Variable Annuity | Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Amount payable depends on multiple factors, such as type of Contract, age at time of death, Contract Value, total Purchase Payments, and prior withdrawals●Withdrawals may significantly reduce the benefit●Not available under all Contracts
Name of Benefit [Text Block]	Death Benefit
Unallocated Group Variable Annuity | Variable Liquidity Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Variable Liquidity Benefit
Purpose of Benefit [Text Block]	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Brief Restrictions / Limitations [Text Block]	●Only offered in connection with a specific Annuity option that includes payments for a fixed period●Withdrawals may significantly reduce or eliminate remaining Annuity Payments
Name of Benefit [Text Block]	Variable Liquidity Benefit
Operation of Benefit [Text Block]	Variable Liquidity Benefit This benefit is offered with Variable Annuity option “Payments for a Fixed Period” (without life contingency) where payments are made on a variable basis. At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract. For example, assume 9 years of Annuity Payments have been paid under a Payments for a Fixed Period (without life contingency) option. At the end of the 9th year, the Participant decides to exercise the Variable Liquidity Benefit feature. Assume the most recent period certain payment prior to the request was $100 a month, then the present value of $100 a month over the remaining 1 year period, assuming an annual effective interest rate of 4.5% (daily net investment factor of 3.50% plus 1%) is $1,176.13. The Variable Liquidity Benefit payable would be: $1,176.13 minus 0 (0% Withdrawal Charge multiplied by $1,176.13) = $1,176.13.
Unallocated Group Variable Annuity | Variable Liquidity Benefit Charge
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Variable Liquidity Benefit Charge If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the Accumulation Period. This charge compensates us generally for the costs and risks we assume in providing the benefit. For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:
Contract Year
Greater than or Equal to	But less than	Withdrawal Charge
0 years	1 years	5%
1 years	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5+ years		0%
For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:
Contract Year
Greater than or Equal to	But less than	Withdrawal Charge
0 years	2 years	5%
2 years	4 years	4%
4 years	6 years	3%
6 years	8 years	2%
8+ years		0%
Please refer to “the Annuity Period” section for a description of this benefit.
Unallocated Group Variable Annuity | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	Fixed Account
We may offer Our Fixed Account as an investment option. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights, choices, or Contract features, as described in this prospectus are subject to the Plan’s terms. For example, limitations on Your rights may apply to the availability of the Fixed Account. You should consult the Contract and Plan document to see how You may be affected. Declared Interest Rates of the Initial and Subsequent Renewal Periods During the Accumulation Period, the Fixed Account credits a Guaranteed Interest Rate for the duration of each Guarantee Period, which is a period through the end of the first calendar year during which the Contract was purchased and successive 12-month periods thereafter. Information regarding the features of the Fixed Account, including (i) its name, (ii) its term, and (iii) its minimum Guaranteed Interest Rate, is available in Appendix A to this prospectus. The Fixed Account guarantees an initial interest rate which is guaranteed for a 12-month period. We will declare the initial interest rates quarterly for Contracts issued in connection with a Plan established under Section 401 of the Code. At the end of the 12-month Guarantee Period, a renewal interest rate will be determined. The rate will never be less than the minimum interest rate. The minimum interest rate depends on the date Your Contract is issued but will not be less than 1%. At the end of the initial Guarantee Period, the first renewal rate will be guaranteed to the end of that calendar year. The second and all subsequent renewal rates will be declared each subsequent January 1 thereafter and will be guaranteed through December 31 of that year. In the future, the Company may decide to offer the Fixed Account with guaranteed rates that are declared on a calendar quarter basis and applied to all Purchase Payments for the remainder of the calendar quarter. At the end of such quarter and all subsequent calendar quarters, the Company will declare a new guaranteed rate that will be applied to all new Purchase Payments allocated to the Fixed Account for the following calendar quarter, as well as Purchase Payments that were previously applied to the Fixed Account. The Company has no specific formula for determining the rate(s) of interest that it will declare. Generally, the rates We determine will reflect interest rates available on the types of debt instruments in which We intend to invest the amounts directed to the Fixed Account. (See “Investments by the Company.”) In addition, the Company’s management may also consider various other factors in determining interest rates for a given period, including regulatory and tax requirements; sales commission and administrative expenses borne by the Company; general economic trends; and competitive factors. The Company’s management will make the final determination as to any Declared Interest Rates and any interest in excess of the minimum interest rate. The Company cannot predict nor guarantee the rates of any future declared interest in excess of the minimum rate. Contract Values We will credit amounts held under the Fixed Account with interest. The minimum Guaranteed Interest Rate depends on the date Your Contract is issued but will not be less than 1%. Interest is credited daily. Purchase Payments (other than the initial Purchase Payment) are allocated to the Fixed Account as of the close of the business day on which We receive the Purchase Payment at the Home Office. Therefore, Purchase Payments begin earning interest the day after We receive the Purchase Payment in Good Order. At the end of each Guarantee Period, in the absence of other instructions or requests from You, the amount in the Guarantee Period will automatically be renewed into a new Guarantee Period, subject to the declared renewal interest rate. You may transfer amounts between the Fixed Account and the Funding Options at any time during the Accumulation Period, subject to the terms and restrictions described in “Transfers.” No withdrawal charge applies when a transfer is made.
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Unallocated Group Variable Annuity | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including loss of principal.
Unallocated Group Variable Annuity | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No.●This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.●Amounts withdrawn from the Contract may result in surrender charges, taxes and tax penalties. Surrender charges may apply for the first 5 years of the Contract(or 8 years for Contracts issued before May 24, 2005). Surrender charges will reduce the value of Your Contract if You withdraw money during that time period. Withdrawals could significantly reduce the value of Your Contract, the death benefit, the amount available for loans (if available under Your Plan), and other Contract benefits. The reduction may be more than the amount withdrawn.●The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Unallocated Group Variable Annuity | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract(e.g.,Underlying Funds).●Each investment option, including the Fixed Account, has its own unique risks.●You should review the prospectuses for the available Underlying Funds and the prospectus disclosure for the Fixed Account before making an investment decision.
Unallocated Group Variable Annuity | Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk. Withdrawals could significantly reduce the value of your Contract, the death benefit, and Contract benefits. The reduction may be more than the amount withdrawn. Specifically, withdrawals may reduce the value of the death benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit. You should consider the impact that a withdrawal may have on standard and optional Contract benefits.
Unallocated Group Variable Annuity | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in Contract is subject to the risks related to Us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about Brighthouse Life Insurance Company, including Our financial strength ratings, is available by contacting Us at (888) 243-1968.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations and guarantees and benefits that exceed the assets in the Separate Account that We promise. Likewise, Our experiencing financial difficulty could impair Our ability to fulfill Our obligations under the Fixed Account offered under this Contract.
Unallocated Group Variable Annuity | Unsuitable as Short Term Savings Vehicle
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if You plan to withdraw money or surrender the Contract for short-term needs, it may not be the right Contract for You. A charge may be assessed on withdrawals and surrenders in addition to taxes and penalties and these deductions could be substantial. Please discuss Your insurance needs and financial objectives with Your financial representative.
Unallocated Group Variable Annuity | Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Risk. You bear the risk of any decline in the value of Your Contract resulting from the performance of the Funding Options You have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Funding Option’s Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds.
Unallocated Group Variable Annuity | Funding Option Availability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Funding Option Availability Risk. We reserve the right, subject to compliance with the law, to substitute investment alternatives under the Contract.
Unallocated Group Variable Annuity | Fixed Account Allocation and Transfer Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Fixed Account Allocation and Transfer Risk. Allocations and transfers to and from the Fixed Account may subject to significant limitations. Where permitted by state law, We reserve the right under the Contract (with 30 days advance written notice) to restrict Purchase Payments into the Fixed Account or transfers from the Funding Options into the Fixed Account whenever the credited interest rate is equal to the minimum guaranteed interest rate specified in Your Contract. Additionally, We reserve the right to limit transfers from the Fixed Account to an amount of up to 10% of the Contract Value in the Fixed Account on the semiannual Contract Date anniversary. You should consider how significant the ability to make allocations to or transfers to and from the Fixed Account is for Your long term investment Plans, because the Fixed Account may not be available at all times or may have significant restrictions.
Unallocated Group Variable Annuity | Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59 ½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Unallocated Group Variable Annuity | Plan Terms Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Plan Terms Risk. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights, choices, or Contract features, as described in this prospectus, are subject to the Plan’s terms. For example, limitations on Your rights may apply to investment options, Purchase Payments, withdrawals, transfers, Plan loans, the death benefit and Annuity options, and the availability of Contract benefits. We may rely on Your employer’s or the Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer’s retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. An involuntary distribution to You from Your Plan may be subject to withdrawal charges under the Contract.
Unallocated Group Variable Annuity | Cybersecurity and Certain Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks. Our variable product business is largely conducted through complex information technology and communications systems operated by Us and Our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable contracts). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in Our systems and the systems of third party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, politically or financially motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence technologies (“AI”) may intensify Our cybersecurity risks, including the deployment of artificial intelligence technologies by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade Our operations and compromise Our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits Our ability, as well as that of Our service providers and business partners, to plan for or respond to, an attack. A failure of Our computer systems could cause significant interruptions in Our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect Our business and ability to administer the Contracts. Unanticipated problems with, or failures of, Our disaster recovery systems and business continuity plans could also have a material, negative impact on Our ability to conduct business and on Our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority. Disruptions or failures to Our operations, systems, and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack, and unanticipated problems with Our or Our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect Our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to Our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect Our business. Such events could also interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risks and operations failures, there can be no assurance that We or Our third party service providers or the Underlying Funds will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting Your Contract in the future.